ORGANIZATION AND NATURE OF OPERATIONS	12 Months Ended
Jun. 30, 2018
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Organization, Consolidation and Presentation of Financial Statements Disclosure [Text Block]
NOTE 1. ORGANIZATION AND NATURE OF OPERATIONS

Organization
– Recon Technology, Ltd (the “Company”) was incorporated under the laws of the Cayman Islands on August 21, 2007 as a limited liability company. The Company provides specialized oilfield equipment, automation systems, tools, chemicals and field services to petroleum companies mainly in the People’s Republic of China (the “PRC”).

The Company, along with its wholly-owned subsidiaries, Recon Technology Co., Limited (“Recon HK”), Jining Recon Technology Ltd. (“Recon JN”), Recon Investment Ltd. (“Recon IN”) and Recon Hengda Technology (Beijing) Co., Ltd. (“Recon BJ”), conducts its business through the following PRC legal entities (“Domestic Companies”) that are consolidated as variable interest entities (“VIEs”) and operate in the Chinese oilfield equipment & service industry:

1.	Beijing BHD Petroleum Technology Co., Ltd. (“BHD”),
2.	Nanjing Recon Technology Co., Ltd. (“Nanjing Recon”).

The Company has signed Exclusive Technical Consulting Service Agreements with each of the Domestic Companies, which are its VIEs, and Equity Interest Pledge Agreements and Exclusive Equity Interest Purchase Agreements with their shareholders. Through these contractual arrangements, the Company has the ability to substantially influence each of the Domestic Companies’ daily operations and financial affairs, appoint their senior executives and approve all matters requiring shareholder approval. As a result of these contractual arrangements, which enable the Company to control the Domestic Companies, the Company is considered as the primary beneficiary of each Domestic Company. Thus, the Company is able to absorb 90% of net interest or 100% of net loss of those VIEs.

On December 17, 2015, Huang Hua BHD Petroleum Equipment Manufacturing Co. LTD, a fully owned subsidiary established by BHD was organized under the laws of the PRC.

As of this report, BHD invested a total of ¥9.3 million in Gan Su BHD Environmental Technology Co., Ltd (“Gan Su BHD”). Gan Su BHD was established on May 23, 2017, with registered capital of ¥50 million. The paid in capital was ¥12,780,000 ($1,930,572) as of June 30, 2018. Based on its revised chapter dated August 11, 2017, BHD owns an interest of 51% of Gan Su BHD, which is focusing on oilfield sewage treatment and oily sludge disposal projects.

As of this report, BHD invested a total of ¥2.3 million in
Qing Hai BHD New Energy Technology Co., Ltd.
(“
Qinghai BHD
”).
Qinghai BHD
was established on October 16, 2017, with registered capital of ¥50 million. The paid in capital was ¥2,450,000 ($370,102) including ¥2,250,000 ($339,889) contributed by BHD as of June 30, 2018.
The remaining paid in capital should be contributed by BHD and other two individuals is ¥25,250,000 ($3,814,315) and ¥22,300,000 ($3,368,682), respectively. Based on its chapter dated September 29, 2017, the remaining paid in capital will be injected before September 29, 2036. The
BHD owns an interest of 55% of
Qinghai BHD
, which is focusing on design and production and sales of solar energy eating furnaces.

Nature of Operations
 – The Company engaged in (1) providing equipment, tools and other hardware related to oilfield production and management, including simple installations in connection with some projects; (2) service to improve production and efficiency of exploited oil wells, (3) developing and selling its own specialized industrial automation control and information solutions, and (4) design, test and implement solution of sewage and oily sludge treatment, production and sales of related integrated equipment and project services.